Organization and Business (Details) - SUNLIGHT FINANCIAL LLC	12 Months Ended
Dec. 31, 2020 item
Product Information [Line Items]
Number of distinct ways for origination of Loans by third-party lenders	2
Participation interests to be purchased	5.00%
Indirect channel loans
Product Information [Line Items]
Participation interests to be purchased	5.00%